Feb. 28, 2024
Amplify BlackSwan ISWN ETF
Amplify BlackSwan ISWN ETF

Amplify BlackSwan ISWN ETF

(each a “Fund”)

October 3, 2024

Supplement To the Fund’s Summary Prospectus, Prospectus and Statement of

Additional Information
Dated February 28, 2024

IMPORTANT NOTICE REGARDING CHANGES IN EACH FUND’S INDEX

This Supplement updates certain information in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, and will take effect immediately.

The S-Network BlackSwan Core Index, the S-Network International BlackSwan Index and the S-Network BlackSwan Tech & Treasury Index each updated its respective index methodology to include the use of FLexible EXchange® option contracts (“FLEX Options”). Accordingly, in pursuing the investment results that generally correspond (before fees and expenses) to the price and yield of its respective index, each Fund may use FLEX Options and/or LEAP Options in implementing its principal investment strategies.

FLEX Options are customized option contracts with uniquely customizable terms, such as exercise prices, style and expiration dates, and are guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

Additionally, each Fund will add the below risk to its “Principal Risks” section:

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of FLEX Options will be affected by, among others, changes in the value of the reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset and the remaining time to until the FLEX Options expire.

Other than the changes listed above, there are no other changes to each Fund and its respective index.

You may obtain copies of each Fund’s Prospectus and Statement of Additional of Information free of charge, upon request, by calling 855-267-3837 or visiting AmplifyETFs.com.

Please Retain This Supplement for Future Reference.